STOCKHOLDERS EQUITY (DEFICIT), TEMPORARY EQUITY AND NONCONTROLLING INTERESTS (Details) - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning balance, Stock Awards	322,838
Assumed in recapitalization, Stock Awards		17,370
Granted post-recapitalization, Stock Awards		305,468
Ending balance, Stock Awards	221,600	322,838
Granted, Stock Awards	221,600
Vested, Stock Awards	(322,838)